THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED SEPTEMBER 29, 2004 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

   As filed with the Securities and Exchange Commission on September 29, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                 NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND, INC.
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Dividend Advantage Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Dividend Advantage Fund Inc.
----------------------------------------------------

Number of Shares                                         Market Value+
                                                       ($000's omitted)
Common Stocks (131.2%)

Aerospace (3.4%)
     12,500   General Dynamics                                     1,235
     47,400   Lockheed Martin                                      2,512
                                                                --------
                                                                   3,747

Apartments (10.0%)
     52,100   Apartment Investment & Management                    1,666
     24,000   BRE Properties                                         832
     18,000   Camden Property Trust                                  810
     32,500   Equity Residential                                     960
     64,300   Home Properties                                      2,418
     62,200   Post Properties                                      1,741
    125,600   United Dominion Realty Trust                         2,435
                                                                --------
                                                                  10,862

Banking & Financial (13.6%)
     14,500   Bank of America                                      1,233
     26,700   Citigroup Inc.                                       1,177
     22,900   Fifth Third Bancorp                                  1,130ss.
     12,000   Freddie Mac                                            772
     61,400   Friedman, Billings, Ramsey Group                     1,010
     35,900   Hartford Financial Services Group                    2,337
     26,400   Lincoln National                                     1,154
     33,200   Nationwide Financial Services                        1,178
     58,200   Northern Trust                                       2,335
     55,600   Wachovia Corp.                                       2,464ss.
                                                                --------
                                                                  14,790

Building Materials (1.0%)
     29,900   York International                                   1,064

Commercial Services (1.1%)
     50,000   Capital Trust                                        1,224

Community Centers (5.3%)
     38,000   Developers Diversified Realty                        1,363
     51,800   Heritage Property Investment Trust                   1,422
      9,000   Regency Centers                                        383
     64,100   Tanger Factory Outlet  Centers                       2,542
                                                                --------
                                                                   5,710

Consumer Discretionary (3.4%)
     67,600   Mattel Inc.                                          1,184
     50,500   V. F. Corp.                                          2,526
                                                                --------
                                                                   3,710

Cosmetics (1.1%)
     22,500   Procter & Gamble                                     1,173

Number of Shares                                           Market Value+
                                                         ($000's omitted)
Diversified (9.7%)
     48,700   Colonial Properties Trust                            1,850ss.
     42,500   Cooper Industries Class A                            2,417
     59,000   Crescent Real Estate Equities                          927
     77,200   General Electric                                     2,567
     29,000   iStar Financial                                      1,102
     29,500   Vornado Realty Trust                                 1,714(00)
                                                                --------
                                                                  10,577

Energy (8.1%)
     46,000   BP PLC ADR                                           2,593
     26,200   ChevronTexaco Corp.                                  2,506
     32,100   ConocoPhillips                                       2,528
     20,300   Kinder Morgan                                        1,218
                                                                --------
                                                                   8,845

Food & Beverage (3.1%)
     24,200   Coca-Cola                                            1,061
     22,500   Diageo PLC ADR                                       1,130ss.
     23,000   PepsiCo, Inc.                                        1,150
                                                                --------
                                                                   3,341

Health Care (4.9%)
     30,100   Abbott Laboratories                                  1,184
     35,000   Health Care Property  Investors                        874
     29,800   Health Care REIT                                       962ss.
     90,000   Ventas, Inc.                                         2,297
                                                                --------
                                                                   5,317

Industrial (5.3%)
     29,900   Dover Corp.                                          1,186
     66,000   EastGroup Properties                                 2,140
     31,000   First Industrial Realty Trust                        1,136
     31,500   Praxair, Inc.                                        1,243
                                                                --------
                                                                   5,705

Office (19.2%)
     74,900   Arden Realty                                         2,277
     53,000   Brandywine Realty Trust                              1,447
     72,800   CarrAmerica Realty                                   2,220
     81,100   CRT Properties                                       1,752
     90,400   Equity Office Properties Trust                       2,346
     72,300   Glenborough Realty Trust                             1,321
     60,600   Highwoods Properties                                 1,406
    141,000   HRPT Properties Trust                                1,420
     64,300   Kilroy Realty                                        2,276
     75,400   Mack-Cali Realty                                     3,084
     38,600   Prentiss Properties Trust                            1,322
                                                                --------
                                                                  20,871

Office - Industrial (3.1%)
     91,600   Bedford Property Investors                           2,564

See Notes to Schedule of Investments

Schedule of Investments Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------

Number of Shares                                           Market Value+
                                                         ($000's omitted)
     20,200   Liberty Property Trust                                 776
                                                                --------
                                                                   3,340

Pharmaceutical (2.1%)
     72,000   Pfizer Inc.                                          2,301

Publishing & Broadcasting (3.3%)
     16,200   McGraw-Hill Cos.                                     1,216
     75,000   R.R. Donnelley                                       2,380
                                                                --------
                                                                   3,596

Regional Malls (9.7%)
     30,200   CBL & Associates Properties                          1,664
     90,500   Glimcher Realty Trust                                1,960
     44,600   Macerich Co.                                         2,136
     68,300   Pennsylvania REIT                                    2,382
     46,500   Simon Property Group                                 2,400
                                                                --------
                                                                  10,542

Retail (1.2%)
     71,800   Pier 1 Imports                                       1,287

Self Storage (1.9%)
     23,100   Shurgard Storage Centers                               855
     30,000   Sovran Self Storage                                  1,163
                                                                --------
                                                                   2,018

Telecommunications (5.9%)
    140,400   Sprint Corp.                                         2,623
     67,800   Verizon Communications                               2,613
     55,800   Vodafone Group ADR                                   1,212
                                                                --------
                                                                   6,448

Transportation (2.3%)
     35,800   Burlington Northern Santa Fe                         1,270
     20,900   Union Pacific                                        1,178
                                                                --------
                                                                   2,448

Utilities (12.5%)
     64,400   Cinergy Corp.                                        2,463
     38,600   Dominion Resources                                   2,449ss.
    121,100   Duke Energy                                          2,604ss.
     74,000   Exelon Corp.                                         2,583ss.
    111,100   ONEOK, Inc.                                          2,333
     29,600   TXU Corp.                                            1,174
                                                                --------
                                                                  13,606

Total Common Stocks
(Cost $143,500)                                                  142,522
                                                                --------

Preferred Stocks (11.1%)

Apartments (1.1%)
     51,500   Apartment Investment & Management, Ser. U            1,213

Number of Shares                                           Market Value+
                                                         ($000's omitted)
Community Centers (0.3%)
     12,000   Developers Diversified Realty, Ser. I                  301

Diversified (0.0%)
      2,000   Capital Automotive REIT, Ser. B                         51

Health Care (2.3%)
    102,000   LTC Properties, Ser. F                               2,470

Lodging (3.5%)
    147,500   Felcor Lodging Trust, Ser. A                         3,586ss.
     10,000   Host Marriott, Ser. E                                  260
                                                                --------
                                                                   3,846

Office - Industrial (2.8%)
    125,000   Bedford Property Investors, Ser. B                   2,999ss.

Regional Malls (1.1%)
     50,000   Glimcher Realty Trust, Ser. G                        1,232

Total Preferred Stocks
(Cost $12,190)                                                    12,112
                                                                --------

Principal Amount

Short-Term Investments (22.1%)

$17,640,400   N&B Securities Lending Quality Fund, LLC            17,641++
  6,338,396   Neuberger Berman Institutional
                Cash Fund Trust Class                              6,338@
                                                                --------
Total Short-Term Investments
(Cost $23,979)                                                    23,979#
                                                                --------

Total Investments (164.4%)
(Cost $179,669)                                                  178,613##
Liabilities, less cash, receivables
  and other assets [(16.1%)]                                     (17,472)@@

Liquidation Value of Auction Market
  Preferred shares [(48.3%)]                                     (52,500)
                                                                --------
Total Net Assets Applicable to Common
Shareholders (100.0%)                                           $108,641
                                                                --------

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At July 31, 2004, the cost of investments for U.S. Federal income tax purposes was $179,669,000. Gross unrealized appreciation of investments was $3,335,000 and gross unrealized depreciation of investments was $4,391,000, resulting in net unrealized depreciation of $1,056,000, based on cost for U.S. Federal income tax purposes.

ss.  All or a portion of this security is on loan.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc.

++   Affiliated issuer.

(00) Security is segregated as collateral for interest rate swap contracts.

@@ At July 31, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                             Rate Type
                                                      ----------------------
                                                                                    Accrued
                                                      Payments      Payments   Net Interest      Unrealized      Total
     Swap               Notional                       made by   received by     Receivable     Appreciation      Fair
     Counter Party        Amount   Termination Date   the Fund   the Fund(1)      (Payable)   (Depreciation)     Value
     Merrill Lynch   $40,000,000      July 16, 2008     3.818%         1.39%      $(43,164)         $107,282   $64,118

     (1)  30 day LIBOR (London Interbank Offered Rate)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund, Inc.


By: /s/ Peter E. Sundman
    -------------------------------
    Name:  Peter E. Sundman
    Title: Chief Executive Officer

Date:  September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Peter E. Sundman
    -------------------------------
    Name:   Peter E. Sundman
    Title:  Chief Executive Officer

Date:  September 28, 2004


By: /s/ Barbara Muinos
    --------------------------------
    Name:   Barbara Muinos
    Title:  Treasurer and Principal Financial
            and Accounting Officer

Date:  September 28, 2004